CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - ARS ($) $ in Thousands	Total	Capital Stock	Paid-in Capital	Equity Adjustments	Accumulated Profit from Financial Instruments at Fair Value through OCI	Other	Legal Reserve	Others Reserves	Retained Earnings	Total Shareholders’ Equity Attributable to parent company´s owners	Total Shareholders’ Equity Attributable to Non-Controlling Interests
Equity, Beginning balance at Dec. 31, 2021	$ 4,366,546,223	$ 1,474,692	$ 17,281,187	$ 1,719,612,939	$ 8,900,208	$ 138,943	$ 28,063,168	$ 3,422,106,576	$ (831,031,564)	$ 4,366,546,149	$ 74
Reserve creation	0						22,787,764	198,204,627	(220,992,391)
Distribution of Profits
Use of Reserve and distribution of cash dividends	(234,762,898)								(234,762,898)	(234,762,898)
Other reserves	45							45		45
Total Comprehensive Income for the Year
Net Income (Loss) for the Year	357,608,989								357,608,923	357,608,923	66
Other Comprehensive Income for the Year	(7,071,807)				(8,314,778)	1,242,971				(7,071,807)
Equity, Ending balance at Dec. 31, 2022	4,482,320,552	1,474,692	17,281,187	1,719,612,939	585,430	1,381,914	50,850,932	3,620,311,248	(929,177,930)	4,482,320,412	140
Reserve creation	0						18,943,571	299,447,438	(318,391,009)
Distribution of Profits
Use of Reserve and distribution of cash dividends	(514,083,795)							(453,603,231)	(60,480,424)	(514,083,655)	(140)
Other reserves	10							10		10
Business combination	215,725										215,725
Total Comprehensive Income for the Year
Net Income (Loss) for the Year	797,150,061								797,156,007	797,156,007	(5,946)
Other Comprehensive Income for the Year	3,647,245				1,587,651	2,059,594				3,647,245
Equity, Ending balance at Dec. 31, 2023	4,769,249,798	1,474,692	17,281,187	1,719,612,939	2,173,081	3,441,508	69,794,503	3,466,155,465	(510,893,356)	4,769,040,019	209,779
Reserve creation	0						39,748,071	653,858,848	(693,606,919)
Distribution of Profits
Use of Reserve and distribution of cash dividends	(704,235,995)							(602,881,306)	(101,354,505)	(704,235,811)	(184)
Capital increase	738,509,048	113,822	680,106,379	58,288,847						738,509,048
Business combination	110,203										110,203
Total Comprehensive Income for the Year
Net Income (Loss) for the Year	1,763,824,213								1,763,971,045	1,763,971,045	(146,832)
Other Comprehensive Income for the Year	15,895,975				15,712,816	184,062				15,896,878	(903)
Equity, Ending balance at Dec. 31, 2024	$ 6,583,353,242	$ 1,588,514	$ 697,387,566	$ 1,777,901,786	$ 17,885,897	$ 3,625,570	$ 109,542,574	$ 3,517,133,007	$ 458,116,265	$ 6,583,181,179	$ 172,063